Restructuring - Restructuring and Related Costs (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May. 04, 2015
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ (1)	$ (3)	$ (17)	$ (54)	$ (28)
Restructuring accrual reversals	0	0	4	6	5
Total pretax charge, net of reversals	(1)	(3)	(13)	(48)	(23)
Operating segments | Global Business Solutions
Restructuring Cost and Reserve [Line Items]
Restructuring charges	0	0	(1)	(16)	(16)
Restructuring accrual reversals	0	0	1	2	2
Total pretax charge, net of reversals	0	0	0	(14)	(14)
Operating segments | Global Financial Solutions
Restructuring Cost and Reserve [Line Items]
Restructuring charges	0	0	0	(6)	(10)
Restructuring accrual reversals	0	0	1	2	2
Total pretax charge, net of reversals	0	0	1	(4)	(8)
Operating segments | Network & Security Solutions
Restructuring Cost and Reserve [Line Items]
Restructuring charges	0	(1)	(2)	(6)	0
Restructuring accrual reversals	0	0	0	0	1
Total pretax charge, net of reversals	0	(1)	(2)	(6)	1
Corporate
Restructuring Cost and Reserve [Line Items]
Restructuring charges	(1)	(2)	(14)	(26)	(2)
Restructuring accrual reversals	0	0	2	2	0
Total pretax charge, net of reversals	$ (1)	$ (2)	$ (12)	$ (24)	$ (2)
Subsequent Event | Strategic Expense Management Initiative
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Expected Cost						$ 75